Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Share Capital	Warrants	Contributed Surplus	Contingent Consideration	Accumulated Deficit	Accumulated Other Comprehensive income	Non-controlling interests [member]
Beginning balance at Dec. 31, 2021	$ 1,329,533	$ 2,035,704	$ 8,092	$ 60,734	$ 2,279	$ (785,112)	$ 7,607	$ 229
Net loss for the period	(372,428)					(335,114)		(37,314)
Other comprehensive income (loss)	24,581						24,581
Share issuances	2,870	2,870
Share repurchases	(13,390)	(41,617)				28,227
Share issuances by subsidiaries	115			72				43
Acquisition	345,351	287,129						58,222
Warrants expired			(5,832)	5,832
Share-based compensation	11,047			11,047
Employee awards exercised		8,724		(8,724)
Distribution declared by subsidiaries	(24)							(24)
Ending balance at Dec. 31, 2022	1,327,655	2,292,810	2,260	68,961	2,279	(1,091,999)	32,188	21,156
Net loss for the period	(176,551)					(172,660)		(3,891)
Other comprehensive income (loss)	(12,771)						(12,771)
Share issuances	1,900	1,900
Share repurchases	(1,536)	(5,344)				3,808
Share issuances by subsidiaries	51			25				26
Acquisition	84,555	83,953		602
Shares acquired and cancelled	(6,879)	(6,879)
Share-based compensation	12,936			12,936
Employee awards exercised		9,510		(9,510)
Distribution declared by subsidiaries	(20)							(20)
Ending balance at Dec. 31, 2023	$ 1,229,340	$ 2,375,950	$ 2,260	$ 73,014	$ 2,279	$ (1,260,851)	$ 19,417	$ 17,271